INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Income (Loss) before Income Tax
L
oss before income tax consisted of:

	Year Ended December 31,
	2024	2023	2022
Macau operations	$438,047	$11,021	$(720,470)
Hong Kong operations	(499,077)	(474,862)	(400,725)
Philippine operations	72,211	86,910	28,204
Cyprus operations	(7,295)	(29,171)	3,152
Other jurisdictions operations	(10,235)	4,194	(2,092)

Loss before income tax	$(6,349)	$(401,908)	$(1,091,931)

Summary of Income Tax Expense
The income tax expense consisted of:

	Year Ended December 31,
	2024	2023	2022
Income tax expense - current:
Macau Complementary Tax	$7,773	$—	$9
Payments in lieu of Macau Complementary Tax on dividends	7,021	5,650	2,342
Hong Kong Profits Tax	185	11,613	528
Philippine Corporate Income Tax	—	4	5
Philippine withholding tax on dividends	5,515	2,566	—
Income tax in other jurisdictions	31	66	219

Sub-total	20,525	19,899	3,103

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	46	(511)	(560)
Payments in lieu of Macau Complementary Tax on dividends	(14)	(1,327)	—
Hong Kong Profits Tax	(1,035)	(450)	(4)
Philippine Corporate Income Tax	479	(157)	300
Income tax in other jurisdictions	(227)	50	98

Sub-total	(751)	(2,395)	(166)

Income tax expense (benefit) - deferred:
Macau Complementary Tax	(337)	(7,931)	(768)
Hong Kong Profits Tax	640	(154)	3,276
Philippine Corporate Income Tax	959	3,366	(258)
Cyprus Corporate Income Tax	575	589	(578)
Income tax in other jurisdictions	(1)	48	627

Sub-total	1,836	(4,082)	2,299

Total income tax expense	$21,610	$13,422	$5,236

Schedule of Reconciliation of Income Tax Expense from Income (Loss) Before Income Tax
A reconciliation of the income tax expense from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2024	2023	2022
Loss before income tax	$(6,349)	$(401,908)	$(1,091,931)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(762)	(48,229)	(131,032)
Payments in lieu of Macau Complementary Tax on dividends	7,021	5,650	2,342
Effect of different tax rates of subsidiaries operating in other jurisdictions	(14,719)	(13,422)	(12,271)
Over provision in prior years	(751)	(2,395)	(166)
Effect of income for which no income tax expense is payable	(29,371)	(14,178)	(11,727)
Effect of expenses for which no income tax benefit is receivable	95,116	80,455	70,687
Effect of profits generated by gaming operations exempted	(92,598)	(75,403)	(25,700)
Effect of tax losses that cannot be carried forward	—	—	15,553
Changes in valuation allowances	24,123	27,004	48,122
Expired tax losses	33,551	53,940	49,428

Income tax expense	$21,610	$13,422	$5,236

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses carried forward	$216,542	$205,189
Depreciation and amortization	247,041	157,667
Lease liabilities	39,101	29,277
Other	19,300	16,936

Sub-total	521,984	409,069
Valuation allowances	(477,834)	(374,623)

Total deferred tax assets	44,150	34,446

Deferred tax liabilities:
Right-of-use assets	(20,366)	(9,471)
Land use rights	(35,546)	(36,513)
Intangible assets	(8,800)	(9,718)
Unrealized capital allowances	(3,446)	(4,405)
Other	(12,700)	(9,298)

Total deferred tax liabilities	(80,858)	(69,405)

Deferred tax liabilities, net	$(36,708)	$(34,959)

Schedule of Unrecognized tax benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2024	2023	2022

At beginning of year	$27,332	$22,940	$16,342
Additions based on tax positions related to current year	8,056	756	6,810
Additions based on tax positions related to prior year	50	4,984	—
Reductions due to expiry of the statute of limitations	(1,989)	(1,348)	(212)

At end of year	$33,449	$27,332	$22,940